Note 16 - Distributions	12 Months Ended
Dec. 31, 2014
Distributions [Abstract]
Distributions [Text Block]
16.	Distributions

We paid the following distributions related to the year ended December 31, 2014 (in thousands, except per unit amount):

Payment Date	Per Unit Cash Distribution	Total Cash Distribution

May 15, 2014 (a)	$0.301389	$3,565
August 14, 2014	0.396844	4,693
November 14, 2014	0.406413	4,806
	1.104646	13,064

February 14, 2015 (b)	0.406413	4,806
	$1.511059	$17,870

(a)	Distribution was pro-rated from the date of our IPO through March 31, 2015.

(b)	Fourth quarter 2014 distribution was declared and paid in 2015.